Share-Based Plans (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			13,201,000		13,201,000		12,677,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number			5,510,000		5,510,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			14,185,000		14,185,000
Stock based compensation expense			$ 834,000	$ 881,000	$ 1,584,000	$ 1,796,000
Restricted stock units, Granted					1,903
Common stock exercise price	$ 0.89
Common stock fair value			$ 843,000		$ 843,000
Long Term Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested portion of award vesting percentage	50.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Granted					1,903
Restricted Stock Units (RSUs) [Member] | Long Term Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Granted	609,350
Restricted Stock Units (RSUs) [Member] | Long Term Incentive Program [Member] | Other Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Granted	937,639
Vesting percentage upon change in control	33.00%	33.00%
Market value granted	$ 0.63
Restricted Stock Units (RSUs) [Member] | Long Term Incentive Program [Member] | Other Employees [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested portion of award vesting percentage		33.00%
Vesting period		6 months
Restricted Stock Units (RSUs) [Member] | Long Term Incentive Program [Member] | Other Employees [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested portion of award vesting percentage		66.00%
Vesting period		36 months
Options Held [Member] | Long Term Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Granted	1,455,556